Retirement Plans - Amounts in Accumulated Other Comprehensive Loss Expected to be Recognized Next Fiscal Year (Detail) - Pension Benefits $ in Millions	Dec. 31, 2017 USD ($)
Qualified
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	$ 19
Non-Qualified & International
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	$ 1